Intangible Assets, Net - Schedule of Estimated Future Amortization of Intangibles (Details) (10-K)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 1,092,762
2021	1,076,095
2022	1,076,095
2023	1,076,095
2024	1,076,095
Thereafter	$ 3,060,921